Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary		Average Summary		Value of Initial Fixed $100
	Compensation	Compensation	Compensation	Average Compensation	Investment Based On(6):		Net Income
	Table Total	Actually Paid	Table Total for	Actually Paid to		Peer Group	(Loss)	Company-Selected
Year	for CEO(2)	to CEO(4)	Non-CEO NEOs(3)	Non-CEO NEOs(5)	TSR	TSR(7)	(in thousands)	Measure(8)
2023	$3,528,052	$2,933,023	$1,063,470	$(1,494,452)	$18	$31	(53,400)
2022	8,904,740	4,499,211	3,319,548	5,627,953	44	54	(50,993)

(1)

On January 11, 2021, the Company consummated its IPO and on February 3, 2022, the Business Combination closed. None of IVAN’s executive officers received any compensation for services rendered to IVAN prior to the Business Combination Closing.

(2)	Dr. Hu was our CEO for 2023 and 2022. Amounts presented reflect compensation paid to Dr. Hu during fiscal 2023 and fiscal 2022, as applicable.
(3)

During 2023, our non-CEO named executive officers consisted of Ms. Nealis, Mr. Makharia, Mr. Son, Dr. Gan and Mr. Pilkington. During 2022, our non-CEO named executive officers consisted of Ms. Nealis, Mr. Makharia, Mr. Yongkyu Son, Dr. Gan and Ms. Joanne Ban. Amounts presented reflect the average of the total compensation paid to our non-CEO named executive officers during the applicable fiscal year.

(4)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during fiscal 2023 presented in the table to calculate the compensation “actually paid” to our CEO during fiscal 2023 in the table:

Adjustments to Determine Compensation “Actually Paid” for CEO	2023
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,368,201)
Fair value of awards granted during year that remain outstanding as of covered year end	3,062,761
Increase (decrease) for fair value of awards granted during year that vested during covered year	—
Increase (decrease) for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(1,241,172)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(48,417)
Increase (decrease) of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase (decrease) based upon incremental fair value of awards modified during year	—
Total Adjustments	(595,028)

(5)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our non-CEO named executive officers during the applicable fiscal year in the table:

Adjustments to Determine Compensation “Actually Paid” for Non-CEO NEOs	2023
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(487,919)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	631,695
Increase for fair value of awards granted during year that vested during covered year	—
Increase (decrease) for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(1,839,632)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(862,066)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase based upon incremental fair value of awards modified during year	—
Total Adjustments	(2,557,922)

(6)    Assumes $100 invested in our common shares on December 31, 2021, and reinvestment of all dividends. Total shareholder return is cumulative for the measurement periods beginning on December 31, 2021 and ending on December 31 of each of 2023 and 2022, respectively.

(7)   The peer group used by the Company consists of our Fiscal 2023 Peer Group discussed above under “Executive Compensation – Compensation Governance – Role of the Compensation Consultant.” Assumes $100 invested in our Fiscal 2023 Peer Group on December 31, 2022, and reinvestment of all dividends.

The peer group used by the Company for fiscal 2022 consisted of our Fiscal 2022 Peer Group discussed in our 2022 Proxy Statement under “Executive Compensation – Compensation Governance – Role of the Compensation Consultant.” The Compensation Committee approved changes to the peer group in fiscal 2023 due to certain companies in the peer group from fiscal 2022. See discussion above under “Executive Compensation – Compensation Governance – Role of the Compensation Consultant” regarding the reasons for the changes to our peer group in 2023 compared to 2022.

(8)   SES does not use any financial performance measures other than its own stock price performance in setting the compensation of its CEO or for its non-CEO named executive officers.

Named Executive Officers, Footnote
(2)	Dr. Hu was our CEO for 2023 and 2022. Amounts presented reflect compensation paid to Dr. Hu during fiscal 2023 and fiscal 2022, as applicable.
(3)

During 2023, our non-CEO named executive officers consisted of Ms. Nealis, Mr. Makharia, Mr. Son, Dr. Gan and Mr. Pilkington. During 2022, our non-CEO named executive officers consisted of Ms. Nealis, Mr. Makharia, Mr. Yongkyu Son, Dr. Gan and Ms. Joanne Ban. Amounts presented reflect the average of the total compensation paid to our non-CEO named executive officers during the applicable fiscal year.

Peer Group Issuers, Footnote

(7)   The peer group used by the Company consists of our Fiscal 2023 Peer Group discussed above under “Executive Compensation – Compensation Governance – Role of the Compensation Consultant.” Assumes $100 invested in our Fiscal 2023 Peer Group on December 31, 2022, and reinvestment of all dividends.

Changed Peer Group, Footnote

The peer group used by the Company for fiscal 2022 consisted of our Fiscal 2022 Peer Group discussed in our 2022 Proxy Statement under “Executive Compensation – Compensation Governance – Role of the Compensation Consultant.” The Compensation Committee approved changes to the peer group in fiscal 2023 due to certain companies in the peer group from fiscal 2022. See discussion above under “Executive Compensation – Compensation Governance – Role of the Compensation Consultant” regarding the reasons for the changes to our peer group in 2023 compared to 2022.

PEO Total Compensation Amount	$ 3,528,052	$ 8,904,740
PEO Actually Paid Compensation Amount	$ 2,933,023	4,499,211
Adjustment To PEO Compensation, Footnote
(4)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during fiscal 2023 presented in the table to calculate the compensation “actually paid” to our CEO during fiscal 2023 in the table:

Adjustments to Determine Compensation “Actually Paid” for CEO	2023
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(2,368,201)
Fair value of awards granted during year that remain outstanding as of covered year end	3,062,761
Increase (decrease) for fair value of awards granted during year that vested during covered year	—
Increase (decrease) for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(1,241,172)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(48,417)
Increase (decrease) of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase (decrease) based upon incremental fair value of awards modified during year	—
Total Adjustments	(595,028)

Non-PEO NEO Average Total Compensation Amount	$ 1,063,470	3,319,548
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,494,452)	5,627,953
Adjustment to Non-PEO NEO Compensation Footnote
(5)

Compensation “actually paid” is calculated in accordance with Item 402(v) of Regulation S-K. The table below sets forth each adjustment made during each year presented in the table to calculate the compensation “actually paid” to our non-CEO named executive officers during the applicable fiscal year in the table:

Adjustments to Determine Compensation “Actually Paid” for Non-CEO NEOs	2023
Equity Awards
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	(487,919)
Increase for fair value of awards granted during year that remain outstanding as of covered year end	631,695
Increase for fair value of awards granted during year that vested during covered year	—
Increase (decrease) for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end	(1,839,632)
Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year	(862,066)
Deduction of fair value of awards granted prior to covered year that were forfeited during covered year	—
Increase based upon incremental fair value of awards modified during year	—
Total Adjustments	(2,557,922)

Total Shareholder Return Amount	$ 18	44
Peer Group Total Shareholder Return Amount	31	54
Net Income (Loss)	$ (53,400,000)	$ (50,993,000)
PEO Name	Dr. Hu
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	(8) SES does not use any financial performance measures other than its own stock price performance in setting the compensation of its CEO or for its non-CEO named executive officers.
PEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (595,028)
PEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,368,201)
PEO | Fair value of awards granted during year that remain outstanding as of covered year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,062,761
PEO | Increase (decrease) for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,241,172)
PEO | Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(48,417)
Non-PEO NEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,557,922)
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(487,919)
Non-PEO NEO | Fair value of awards granted during year that remain outstanding as of covered year end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	631,695
Non-PEO NEO | Increase (decrease) for change in fair value from prior year-end to covered year-end of awards granted prior to covered year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,839,632)
Non-PEO NEO | Increase (decrease) for change in fair value from prior year-end to vesting date of awards granted prior to covered year that vested during covered year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (862,066)